Statutory Reserve and Additional Paid-In Capital (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Statutory Reserve and Additional Paid-In Capital [Abstract]
Transfer net income percent	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%
Share capital	$ 14,743,590	$ 115,000,000	$ 7,731,795	$ 57,500,000
Statutory reserve	2,365,592		2,253,177		¥ 16,000,966	¥ 15,408,737
Additional paid-in capital	$ 8,295,213